Financial Instruments - Changes in Fair Value of Asset Measured on Recurring Basis Using Significant Unobservable Inputs (Level 3) (Details) - Toledo Spirit time-charter derivative - USD ($)
$ in Thousands
	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Fair Value, Assets Measured on Recurring Basis
Fair value at beginning of period	$ 1,061	$ 1,648
Realized and unrealized (losses) gains included in earnings	(40)	1,649
Settlements	(1,021)	(1,137)
Fair value at end of period	$ 0	$ 2,160